Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Hartford Real Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Real Total Return Fund
Supplement [Text Block]	hmfic_SupplementTextBlock

JUNE 26, 2017

SUPPLEMENT TO

ALTERNATIVE FUNDS PROSPECTUS

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED APRIL 3, 2017

(THE HARTFORD MUTUAL FUNDS, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

(1)	Effective immediately, under the heading “Hartford Real Total Return Fund Summary Section – Principal Risks,” the following information is added after “Active Trading Risk:”

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.